Stock options	12 Months Ended
Oct. 31, 2019
Stock Options [Abstract]
Stock options [Text Block]

11. Stock options

(a) Stock option plan

The Company has a fixed stock option plan. Under the Company's stock option plan (the "Plan"), the Company may grant options for up to 18,840,000 shares of common stock to directors, officers, employees or consultants of the Company and its subsidiaries. The exercise price of each option is equal to or greater than the market price of the Company's shares on the date of grant unless otherwise permitted by applicable securities regulations. An option's maximum term under the Plan is 10 years. Stock options are fully vested upon issuance by the Company unless the Board of Directors stipulates otherwise by Directors' resolution.

(b)    Summary of changes

	Number of	Weighted average
	options	exercise price
Outstanding at November 1, 2017	6,595,000	$0.37
Granted (i)	2,200,000	0.10
Expired	(2,545,000)	0.34
Outstanding at October 31, 2018
	6,250,000	$0.29
Expired	(520,000)	0.34
Outstanding at October 31, 2019	5,730,000	$0.25

(i) The fair value of the options granted was determined in accordance with the Black Scholes option-pricing model. The underlying assumptions are as follows:

2018
Share price	$0.09
Exercise price	$0.10
Volatility factor (based on historical volatility)	95%
Risk free interest rate	2.07%
Expected life of conversion features (in months)	60
Expected dividend yield	0%
Forfeiture rate	0%

All options vest immediately upon issuance. There were no options issued to directors and officers during the year ended October 31, 2019 (2018 - 700,000; 2017 - 2,500,000) nor employees (2018 - 1,500,000; 2017 - 390,000).

(c) Stock options outstanding at October 31, 2019

				Weighted average
				Remaining
		Number of		contractual life
Date of issue	Expiry Date	options	Exercise price	(years)
June 4, 2015	June 4, 2020	300,000	$0.49	0.6
August 20, 2015	August 20, 2020	940,000	0.46	0.8
September 30, 2015	September 30, 2020	250,000	0.40	0.9
December 30, 2016	December 30, 2021	2,040,000	0.25	2.2
June 29, 2018	June 29, 2023	2,200,000	0.10	3.7
Outstanding and exercisable at October 31, 2019		5,730,000	$0.25	2.4